STATEMENT OF CASH FLOWS (Details) - Schedule of consolidated statement of cash flow for the exercise - Hyperinflation Application [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
STATEMENT OF CASH FLOWS (Details) - Schedule of consolidated statement of cash flow for the exercise [Line Items]
Net cash flows from (used in) operating activities	$ 118,797	$ 6,088
Net cash flows from (used in) investment activities	64,516	(17,611)
Net cash flows from (used in) financing activities	(56,866)	3,914
Effects of variation in the exchange rate on cash and cash equivalents	(126,447)	7,609
Net increase (decrease) in cash and cash equivalents